Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
8. Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares of common stock outstanding during the period and, if dilutive, the weighted-average number of potential shares of common stock. Diluted net loss per share is the same as basic net loss per share for the three and six months ended June 30, 2023 and 2022 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator:
Net Loss	$(10,796)	$(21,285)	$(30,339)	$(44,671)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,800,821	34,976,409	35,563,754	34,894,001

Net loss per share attributable to common stockholders-basic and diluted	$(0.30)	$(0.61)	$(0.85)	$(1.28)

The Company excluded the following potential shares of common stock from the computation of diluted net loss per share because including them would have had an anti-dilutive effect.

	Six Months Ended June 30,
	2023	2022
Unvested restricted stock units	3,101,400	2,305,500
Outstanding stock options	4,739,486	6,068,151

Total	7,840,886	8,373,651